Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
June 30, 2022

Dates Covered
Collections Period	06/01/22 - 06/30/22
Interest Accrual Period	06/15/22 - 07/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/22	872,360,926.65	35,229
Yield Supplement Overcollateralization Amount 05/31/22	22,147,575.58	0
Receivables Balance 05/31/22	894,508,502.23	35,229
Principal Payments	33,905,892.59	675
Defaulted Receivables	944,196.73	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/22	20,969,941.60	0
Pool Balance at 06/30/22	838,688,471.31	34,521

Pool Statistics	$ Amount	# of Accounts
Pool Factor	72.61%
Prepayment ABS Speed	1.73%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	7,143,769.62	251
Past Due 61-90 days	2,242,833.68	85
Past Due 91-120 days	234,926.29	8
Past Due 121+ days	0.00	0
Total	9,621,529.59	344

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.12%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	769,734.71
Aggregate Net Losses/(Gains) - June 2022	174,462.02
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.23%
Prior Net Losses/(Gains) Ratio	0.24%
Second Prior Net Losses/(Gains) Ratio	0.19%
Third Prior Net Losses/(Gains) Ratio	0.36%
Four Month Average	0.26%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.10%

Overcollateralization Target Amount	9,644,917.42
Actual Overcollateralization	9,644,917.42
Weighted Average Contract Rate	3.90%
Weighted Average Contract Rate, Yield Adjusted	5.19%
Weighted Average Remaining Term	54.04

Flow of Funds	$ Amount
Collections	37,552,301.50
Investment Earnings on Cash Accounts	3,202.38
Servicing Fee	(745,423.75)
Transfer to Collection Account	-
Available Funds	36,810,080.13

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	460,907.56
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	6,370,304.68
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	17,270,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,644,917.42
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,995,458.80

Total Distributions of Available Funds	36,810,080.13

Servicing Fee	745,423.75
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 06/15/22	862,328,775.99
Principal Paid	33,285,222.10
Note Balance @ 07/15/22	829,043,553.89

Class A-1
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-2
Note Balance @ 06/15/22	301,528,775.99
Principal Paid	33,285,222.10
Note Balance @ 07/15/22	268,243,553.89
Note Factor @ 07/15/22	69.2420118%

Class A-3
Note Balance @ 06/15/22	387,400,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	387,400,000.00
Note Factor @ 07/15/22	100.0000000%

Class A-4
Note Balance @ 06/15/22	121,600,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	121,600,000.00
Note Factor @ 07/15/22	100.0000000%

Class B
Note Balance @ 06/15/22	34,530,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	34,530,000.00
Note Factor @ 07/15/22	100.0000000%

Class C
Note Balance @ 06/15/22	17,270,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	17,270,000.00
Note Factor @ 07/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	529,399.23
Total Principal Paid	33,285,222.10
Total Paid	33,814,621.33

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	87,945.89
Principal Paid	33,285,222.10
Total Paid to A-2 Holders	33,373,167.99

Class A-3
Coupon	0.81000%
Interest Paid	261,495.00
Principal Paid	0.00
Total Paid to A-3 Holders	261,495.00

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4610688
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.9890455
Total Distribution Amount	29.4501143

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2270157
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	85.9195201
Total A-2 Distribution Amount	86.1465358

A-3 Interest Distribution Amount	0.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6750000

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	191.38
Noteholders' Third Priority Principal Distributable Amount	518.85
Noteholders' Principal Distributable Amount	289.77

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/22	2,877,704.48
Investment Earnings	2,461.63
Investment Earnings Paid	(2,461.63)
Deposit/(Withdrawal)	-
Balance as of 07/15/22	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,798,593.08	$4,429,096.04	$3,794,545.45
Number of Extensions	158	142	123
Ratio of extensions to Beginning of Period Receivables Balance	0.54%	0.48%	0.39%